Transactions with Related Parties (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Guaranty obligation	$ 1,050.0
Sandhill [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 0.3	$ 0.2
Sandhill Group, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage	50.00%